Basis of Preparation of the Half-Year Financial Statements and Accounting Policies	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Preparation of the Half-Year Financial Statements and Accounting Policies

A/ BASIS OF PREPARATION OF THE HALF-YEAR FINANCIAL STATEMENTS AND ACCOUNTING POLICIES

A.1. INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS)
The half-year consolidated financial statements have been prepared and presented in condensed format in accordance with IAS 34 (Interim Financial Reporting). The accompanying notes therefore relate to significant events and transactions of the period, and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2021.
The accounting policies used in the preparation of the consolidated financial statements as of June 30, 2022 comply with international financial reporting standards (IFRS) as endorsed by the European Union and as issued by the International Accounting Standards Board (IASB). IFRS as endorsed by the European Union as of June 30, 2022 are available via the following web link:
https://www.efrag.org/Endorsement.
The accounting policies applied effective January 1, 2022 are identical to those presented in the consolidated financial statements for the year ended December 31, 2021.
The following amendments are applicable from January 1, 2022, and have had no material impact: “Reference to the Conceptual Framework” (amendment to IFRS 3); “Proceeds before Intended Use” (amendment to IAS 16); “Onerous Contracts — Cost of Fulfilling a Contract” (amendment to IAS 37); and “Annual Improvements to IFRS standards 2018-2020”.
As a reminder, Sanofi adopted in its consolidated financial statements for the year ended December 31, 2021 the IFRS IC final agenda decision (published in the March 2021 IFRS IC update) clarifying how to account for costs of configuring or customising a supplier’s application software in a Software as a Service (SaaS) arrangement, which requires such costs to be recognized as an expense.

A.2. USE OF ESTIMATES
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date the financial statements are finalized. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions;
•impairment of property, plant and equipment and intangible assets;
•the valuation of goodwill and the valuation and useful life of acquired intangible assets;
•the measurement of contingent consideration receivable in connection with asset divestments and of contingent consideration payable;
•the measurement of financial assets at amortized cost;
•the amount of post-employment benefit obligations;
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks; and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences.

Actual results could differ from these estimates.
For half-year financial reporting purposes, and as allowed under IAS 34, Sanofi has determined income tax expense on the basis of an estimate of the effective tax rate for the full financial year. That rate is applied to business operating income plus financial income and minus financial expenses, and before (i) the share of profit/loss of investments accounted for using the equity method and (ii) net income attributable to non-controlling interests. The estimated full-year effective tax rate is based on the tax rates that will be applicable to projected pre-tax profits or losses arising in the various tax jurisdictions in which Sanofi operates.

A.3. SEASONAL TRENDS
Sanofi’s activities are not subject to significant seasonal fluctuations.

A.4. CONSOLIDATION AND FOREIGN CURRENCY TRANSLATION OF THE FINANCIAL STATEMENTS OF SUBSIDIARIES IN HYPERINFLATIONARY ECONOMIES
In 2022, Sanofi continues to account for subsidiaries in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. In 2018, following a change to the foreign exchange system, the “DICOM” rate was replaced by the “PETRO” rate (with a floating US dollar/bolivar parity) and the strong bolivar (“VEF”) by a new currency known as the sovereign bolivar (“VES”), reflecting a 1-for-100,000 devaluation. Consequently, the contribution of the Venezuelan subsidiaries to the Sanofi consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since July 1, 2018 treated Argentina as a hyperinflationary economy, and applied IAS 29. The impact on the financial statements of adjustments required for the application of IAS 29 in respect of Argentina as of June 30, 2022 is immaterial.
Since the beginning of 2021, inflation in Turkey has increased significantly and the cumulative inflation rate over the past three years has been above 100% since the end of February 2022. Qualitative indicators following the deterioration of the economic situation and exchange controls, also support the consensus conclusion that Turkey is a hyperinflationary country from 2022. Consequently, restatements have been made retroactively to 2022 figures, in accordance with IAS 29. The impact of those restatements is not material at Sanofi group level.

A.5. FAIR VALUE OF FINANCIAL INSTRUMENTS
Under IFRS 13 (Fair Value Measurement) and IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a hierarchy based on the inputs used to measure the fair value of the instrument. This hierarchy has three levels:
•Level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
•Level 2: quoted prices in active markets for similar assets or liabilities, or valuation techniques in which all important inputs are derived from observable market data;
•Level 3: valuation techniques in which not all important inputs are derived from observable market data.

The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Note	Type of financial instrument	Measurement principle	Level in fair value hierarchy	Valuation technique	Method used to determine fair value
						Market data
					Valuation model	Exchange rate	Interest rate	Volatilities
B.6.	Financial assets measured at fair value (quoted equity instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (quoted debt instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (unquoted equity instruments)	Fair value	3	Amortized cost/ Peer comparison (primarily)	If cost ceases to be a representative measure of fair value, an internal valuation based primarily on peer comparison is used.
B.6.	Financial assets at fair value (contingent consideration receivable)	Fair value	3	Revenue-based approach	The fair value of contingent consideration receivable is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.3. to the consolidated financial statements for the year ended December 31, 2021.

B.6.	Long-term loans and advances and other non-current receivables	Amortized cost	N/A	N/A	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
B.6.	Financial assets designated at fair value held to meet obligations under deferred compensation plans	Fair value	1	Market value	Quoted market price	N/A
B.9.	Investments in mutual funds	Fair value	1	Market value	Net asset value	N/A
B.9.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	N/A	N/A	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
B.9.	Debt	Amortized cost (a)	N/A	N/A
In the case of debt with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
For debt with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).

B.9.	Lease liabilities	Amortized cost	N/A	N/A	Future lease payments are discounted using the incremental borrowing rate.
B.10.	Forward currency contracts	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon	N/A
B.10.	Interest rate swaps	Fair value	2	Revenue-based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon	N/A
B.10.	Cross-currency swaps	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon	N/A
B.11.	Liabilities related to business combinations and to non-controlling interests	Fair value	3	Revenue-based approach	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note B.11.
(a)In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).

A.6. NEW PRONOUNCEMENTS ISSUED BY THE IASB AND APPLICABLE FROM JULY 2021 OR LATER
On February 12, 2021, the IASB issued an amendment to IAS 1 concerning accounting policy disclosures, and an amendment to IAS 8 concerning the definition of accounting estimates. On May 7, 2021, the IASB issued an amendment to IAS 12 concerning deferred tax related to assets and liabilities arising from a single transaction. Sanofi does not expect any material impact from the application of these two amendments, which are effective (subject to endorsement by the European Union) as of January 1, 2023. Sanofi will not early adopt these amendments.

A.7. AGREEMENTS RELATING TO THE RECOMBINANT COVID-19 VACCINE CANDIDATE DEVELOPED BY SANOFI IN COLLABORATION WITH GSK
On May 27, 2021, Sanofi and GlaxoSmithKline (GSK) initiated an international Phase III trial to evaluate the efficacy of their COVID-19 vaccine candidate.
On December 15, 2021, Sanofi and GSK announced positive preliminary data on their COVID-19 booster vaccine candidate and indicated that their Phase III trial was to continue, based on recommendations from an independent monitoring board.
On February 23, 2022, Sanofi and GSK announced their intention to submit data from both their first-generation booster and Phase III efficacy trials as the basis for regulatory applications for a COVID-19 vaccine.
On June 13, 2022, Sanofi and GSK announced positive data from two clinical trials conducted with their next-generation COVID-19 booster vaccine candidate, demonstrating a strong immune response against COVID-19 variants of concern with a favorable safety and tolerability profile.
On June 24, 2022, Sanofi and GSK announced positive data from a trial of their next-generation COVID-19 booster vaccine candidate in the context of high circulation of the Omicron variant.
Sanofi and GSK have developed their next-generation booster candidate in parallel with ongoing regulatory reviews of their first-generation vaccine candidate. All the data supporting this next-generation booster vaccine will be submitted shortly to regulatory authorities, with the aim of making the vaccine available later this year.
As of June 30, 2022, those new stages in the development of the vaccine candidate have not altered substantially the funding commitments made by the United States during 2020, or the pre-orders placed by Canada, the United Kingdom or the European Union (see Note A.7. to the consolidated financial statements for the year ended December 31, 2021).
Sanofi has recognized the US government funding received as a deduction from the research and development expenses incurred, or from the acquisition cost of the property, plant and equipment acquired, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance).
The amount of government aid received from the US federal government and BARDA that was recognized as a deduction from development expenses was €215 million in the six months ended June 30, 2022, and €147 million in the year ended December 31, 2021.
Sanofi did not receive any further amounts during the first half of 2022 in respect of pre-order contracts entered into with Canada, the United Kingdom or the European Union.

A.8. Effects of climate change
Risks associated with climate change as assessed to date, and the commitments made by Sanofi on carbon neutrality and cutting greenhouse gas emissions, do not have a material impact on the financial statements.

A.9. War in Ukraine
The conflict triggered by the Russian invasion of Ukraine on February 24, 2022 has had no material direct or indirect impact on the financial statements for the six months ended June 30, 2022. Sanofi will continue to monitor the situation during the second half of 2022, and will update its estimates and assumptions accordingly. At this stage, Sanofi does not expect a material impact on its direct or indirect financial flows linked to its operations in Russia and Ukraine.